Stock-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2017
Class B Series Three Common Shares
Common Shares Granted, Shares Withheld for Income Tax Withholdings, Shares Redeemed and Shares Outstanding

The following tables summarize the Class B Series Three common shares granted, (net of shares withheld for income tax withholding at the election of participants), shares redeemed and shares outstanding pursuant to the EIP:

	For the year ended June 30, 2017
	Shares	Taxes	Total outstanding
Shares outstanding at June 30, 2016	3,376,699	(1,319,928)	2,056,771
Grants	1,018,114	(362,468)	655,646
Redemptions	(430,313)	—	(430,313)
STI/B3 Share Exchange	(3,964,500)	1,682,396	(2,282,104)

Shares outstanding at June 30, 2017	—	—	—

	For the year ended June 30, 2016
	Shares	Taxes	Total outstanding
Shares outstanding at June 30, 2015	2,493,603	(902,392)	1,591,211
Grants	1,023,008	(417,536)	605,472
Redemptions	(139,912)	—	(139,912)

Shares outstanding at June 30, 2016	3,376,699	(1,319,928)	2,056,771